Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020	Jan. 01, 2020
Trade And Other Receivables [Abstract]
Trade receivables	$ 82,071		$ 103,564		$ 74,077
Fair values of collateral		$ 1,339
Impairment loss		$ 30
Fair values of collateral auctioned				$ 1,060
Net amount owed by customer				1,242
Allowance				$ 111
Additional loss due to sale of asset pledged as collateral	$ 182